Cover Page	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	NAVIGATOR HOLDINGS LTD
Entity Central Index Key	0001581804
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Amendment Flag	false